Investments and loan receivable (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	May 11, 2020	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Investments and loan receivable
Investments			$ 15.0		$ 15.0
Investments and loan receivable			179.9		179.9		$ 183.2
Unrealized gains losses on available-for-sale investments
Gain on change in the fair value of equity investments at FVTOCI			42.6	$ 28.2	1.9	$ 54.5
Deferred tax expense in other comprehensive income			(5.6)	(3.4)	(0.2)	(6.8)
Gain on change in the fair value of equity investments at FVTOCI, net of tax			37.0	$ 24.8	1.7	$ 47.7
Alpala Royalty Northern Ecuador
Investments and loan receivable
Loan extended term	8 months	8 months
Equity investments
Investments and loan receivable
Investments and loan receivable			141.1		141.1		145.6
Loan receivable
Investments and loan receivable
Investments			15.0		15.0
Investments and loan receivable			35.9		35.9		34.6
Warrants
Investments and loan receivable
Investments and loan receivable			$ 2.9		$ 2.9		$ 3.0